Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions	12 Months Ended
Dec. 31, 2022
After 1 Year [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	25.00%
After 2 Years [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	50.00%
After 3 Years
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	75.00%
After 4 Years
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	100.00%
At The Beginning of Year 1 [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	25.00%
At The Beginning of Year 2 [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	50.00%
At The Beginning of Year 3 [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	75.00%
At The Beginning of Year 4 [Member]
Share-Based Payment (Details) - Schedule of Employee share options granting period and exercise conditions [Line Items]
Accumulated maximum exercisable employee share options	100.00%